Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Comprehensive Income/ (loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income/ (loss)	$ (288,593)	$ (47,286)	$ 190,450
Other comprehensive income/ (loss):
Unrealized gain/(loss) on cash flows hedges	0	0	(5,495)
Realized gain/(loss) on cash flows hedges associated with capitalized interest	0	0	(11,539)
Unrealized gain/ (loss) on senior notes	2,059	(1,350)	0
Reclassification of gain associated with senior Notes to Consolidated Statement of Operations, net	(709)	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	13,088	0
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	549	368	0
Actuarial gains/ (losses)	(637)	(942)	425
Other comprehensive income/(loss)	24,166	11,164	(16,609)
Comprehensive income/(loss)	(264,427)	(36,122)	173,841
Dryships Inc.
Net income/ (loss)	(246,778)	(70,128)	188,327
Other comprehensive income/ (loss):
Unrealized gain/(loss) on cash flows hedges	0	0	(5,694)
Realized gain/(loss) on cash flows hedges associated with capitalized interest	0	0	(11,450)
Unrealized gain/ (loss) on senior notes	2,059	(1,350)	0
Reclassification of gain associated with senior Notes to Consolidated Statement of Operations, net	(709)	0	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	15,261	10,077	0
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	371	281	0
Actuarial gains/ (losses)	(416)	(716)	349
Other comprehensive income/(loss)	16,566	8,292	(16,795)
Comprehensive income/(loss)	$ (230,212)	$ (61,836)	$ 171,532